Other current liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Other Current Liabilities [Abstract]
Schedule of Composition of Other Current Liabilities
The composition of other current liabilities as of 30 June 2026 and 31 December 2025 is as follows:

	30 June 2026	31 December 2025
Unpaid salary and salary related expenses (1)	17,615	9,866
Accrued interest	19,175	19,860
Accrued vacation leave	9,885	9,337
Commercial provision	20,200	—
Accrued commercial fees	24,718	24,718
Accrued royalties	11,845	10,933
Accrued other expenses	16,687	19,511
	120,125	94,225
(1) Includes $1.4 million of termination benefit liability (refer to Note 3).